Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares	Additional Paid in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2015		$ 10,380	$ 2,535,561	$ 606	$ 110,465	$ (119,304)		$ 2,537,708
Balance (shares) at Dec. 31, 2015	[1]	10,380,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of 80,000 ordinary shares of VIE for cash			26,496					26,496
Comprehensive income (loss):
Net Income (loss)				108,376	888,174			996,550
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments						(210,781)		(210,781)
Balance at Dec. 31, 2016		$ 10,380	2,562,057	108,982	998,639	(330,085)	$ 0	3,349,973
Balance (shares) at Dec. 31, 2016	[1]	10,380,000
Comprehensive income (loss):
Net Income (loss)				123,560	1,043,442			1,167,002
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments						270,019		270,019
Balance at Dec. 31, 2017		$ 10,380	2,562,057	232,542	2,042,081	(60,066)	0	4,786,994
Balance (shares) at Dec. 31, 2017	[1]	10,380,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from initial public offering - December 26, 2018, net of offering costs of $2,103,816		$ 1,241	4,102,238					4,103,479
Proceeds from initial public offering - December 26, 2018, net of offering costs of $2,103,816 (shares)		1,241,459
Comprehensive income (loss):
Net Income (loss)					(515,971)		(21,843)	(537,814)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments						(169,521)	(823)	(170,344)
Balance at Dec. 31, 2018		$ 11,621	$ 6,664,295	$ 232,542	$ 1,526,110	$ (229,587)	$ (22,666)	$ 8,182,315
Balance (shares) at Dec. 31, 2018	[1]	11,621,459

[1]	The shares are presented on a retroactive basis to reflect the founder shares issuance. See Note 8.